Summary of Significant Accounting Policies - Additional Information - Vessels and Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) component	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 309,975	$ 300,011	$ 274,599
Interest costs capitalized to vessels and equipment	$ 29,600	27,100	10,300
UMS segment
Property, Plant and Equipment [Line Items]
Estimated useful life	35 years
Towage vessels
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Vessels
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 286,100	$ 281,200	$ 247,800
Minimum | Shuttle tanker and towage vessel
Property, Plant and Equipment [Line Items]
Dry docks period	2 years 6 months
Maximum | Shuttle tanker and towage vessel
Property, Plant and Equipment [Line Items]
Dry docks period	5 years
FPSO segment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
FPSO segment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Shuttle tankers
Property, Plant and Equipment [Line Items]
Number of components in segment | component	2
Tankers
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Shuttle
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years